Provisions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions [Line Items]
Beginning of year	$ 1,061,984,000
Changes in estimates and discount rates [Abstract]
Capitalized in property, plant and equipment	(17,308,000)
Recognized in earnings	(37,352,000)
Provisions used during the period	(34,746,000)
Unwinding of discount	36,243,000
Effect of movements in exchange rates	26,986,000
End of period	1,035,807,000
Current	37,974,000	$ 39,113,000
Non-current	997,833,000	1,022,871,000
Outstanding letters of credit facility	1,527,815,000	1,383,689,000
Reclamation [Member]
Provisions [Line Items]
Beginning of year	1,051,167,000
Changes in estimates and discount rates [Abstract]
Capitalized in property, plant and equipment	(17,308,000)
Recognized in earnings	(37,683,000)
Provisions used during the period	(34,064,000)
Unwinding of discount	35,941,000
Effect of movements in exchange rates	26,986,000
End of period	1,025,039,000
Current	34,063,000
Non-current	990,976,000
Estimated total future decommissioning and reclamation costs	$ 1,382,661,000	1,356,018,000
Description of period, majority of expenditures will occur after	2029
Outstanding letters of credit facility	$ 1,125,194,000	1,060,769,000
Reclamation [Member] | Uranium [Member]
Provisions [Line Items]
Beginning of year	874,773,000
Changes in estimates and discount rates [Abstract]
End of period	865,574,000
Reclamation [Member] | Fuel Services [Member]
Provisions [Line Items]
Beginning of year	176,394,000
Changes in estimates and discount rates [Abstract]
End of period	159,465,000
Waste Disposal [Member]
Provisions [Line Items]
Beginning of year	10,817,000
Changes in estimates and discount rates [Abstract]
Capitalized in property, plant and equipment	0
Recognized in earnings	331,000
Provisions used during the period	(682,000)
Unwinding of discount	302,000
Effect of movements in exchange rates	0
End of period	10,768,000
Current	3,911,000
Non-current	$ 6,857,000
Period in which majority of expenditures are expected to occur	3 years
Waste Disposal [Member] | Fuel Services [Member]
Changes in estimates and discount rates [Abstract]
Estimated total future decommissioning and reclamation costs	$ 9,663,000	$ 9,681,000